Trade and other payables	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables	Trade and other payables

	December 31, 2024	December 31, 2023
Current liabilities	€m	€m
Trade payables	409.2	400.6
Accruals and deferred income	213.8	186.2
Trade terms payable	112.4	75.5
Social security and other taxes	33.9	30.6
Other payables	21.7	20.1
Financial payables	38.1	43.6
Bank overdrafts	—	13.2
Total current trade and other payables	829.1	769.8
Non-current liabilities
Accruals and deferred income	0.5	0.5
Total non-current trade and other payables	0.5	0.5
Total trade and other payables	829.6	770.3
Supply Chain Financing arrangements
The Company offers a Supply Chain Financing (“SCF”) program to eligible suppliers. The principal purpose of this arrangement is to facilitate efficient payment processing and provide the supplier with the option to access liquidity early through the sale of its receivables due from the Company to a bank or other financial institution prior to their due date. Management has determined that the Company’s payables to these suppliers have neither been extinguished nor have the liabilities been significantly modified by these arrangements. The value of amounts payable, invoice due dates and other terms and conditions applicable, from the Company’s perspective, remain unaltered, with only the ultimate payee being changed. Details of usage as at December 31, 2024 are presented below, with no material usage as at December 31, 2023. The cash outflows in respect of these arrangements are recognized within operating cash flows.
The terms and conditions of the arrangement are unchanged from the trade payables from this supplier. Additional information about the supplier finance arrangement is provided in the table below:

December 31, 2024
€m
Carrying amount of liabilities under supplier finance arrangement:
Liabilities under supplier finance arrangement	36.8
–of which the supplier has received payment from the finance provider	36.1
Range of payment due dates (days after invoice date)
Liabilities under supplier finance arrangement	90-120 days
Comparable trade payables that are not part of the supplier finance arrangement	30-90 days